Costs and Estimated Earnings in Excess Of Billings (Tables)	12 Months Ended
Dec. 31, 2013
Costs and Estimated Earnings In Excess Of Billings [Abstract]
Schedule of costs and estimated earnings in excess of billings

	12/31/2013	12/31/2012	12/31/2011
		(Restated)	(Restated)
Contract costs incurred plus recognized profits less recognized losses to date	$57,342,694	$55,607,243	$52,219,838
Less: Progress billings to date	58,682,868	53,356,822	4,784,137
Costs and estimated earnings in excess of billings	$59,436	$2,250,421	$4,377,701